FAIR VALUE MEASUREMENTS - Summary of fair value of the warrant liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Warrants Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	$ 1,597,900	$ 3,404,014
Change in valuation inputs or other assumptions	1,806,114	(802,834)
Fair value as of December 31, 2020	3,404,014	2,601,180
Private Placement Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	77,900	153,347
Change in valuation inputs or other assumptions	75,447	(36,167)
Fair value as of December 31, 2020	153,347	117,180
Public Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	1,520,000	3,250,667
Change in valuation inputs or other assumptions	1,730,667	(766,667)
Fair value as of December 31, 2020	$ 3,250,667	$ 2,484,000